Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

The following table reflects the carrying amounts at December 31, 2016 and 2015, and the related maturity dates, contractual rate and effective interest rates at December 31, 2016:

				Stated Rate		Effective Rate	December 31,
	Maturity			Min	Max		2016	2015
							(Dollars in millions)
BB&T Corporation
Fixed rate senior notes	2017	to	2024	1.45%	6.85%	2.33%	$7,600	$7,831
Floating rate senior notes	2018		2020	1.55	1.82	1.67	1,898	1,050
Fixed rate subordinated notes	2017		2022	3.95	5.25	1.53	1,338	1,382
Branch Bank
Fixed rate senior notes	2017		2021	1.00	2.85	1.80	4,209	4,071
Floating rate senior notes	2019			1.42	1.42	1.48	250	375
Fixed rate subordinated notes	2025		2026	3.63	3.80	3.48	2,138	2,562
Floating rate subordinated notes	2017			1.22	1.22	3.73	262	612
FHLB advances (5.5 years weighted average maturity at December 31, 2016)	2017		2034	—	6.38	4.20	4,118	5,732
Other long-term debt							152	154
Total long-term debt							$21,965	$23,769

The effective rates above reflect the impact of hedges and issuance costs. Subordinated notes with a remaining maturity of one year or greater qualify under the risk-based capital guidelines as Tier 2 supplementary capital, subject to certain limitations.

Subsequent to year end, BB&T terminated FHLB advances totaling $2.9 billion of par value, which resulted in a pre-tax loss on early extinguishment of debt totaling $392 million. During 2015, BB&T terminated FHLB advances totaling $931 million, which resulted in a pre-tax loss on early extinguishment of debt totaling $172 million. During 2014, BB&T terminated FHLB advances totaling $1.1 billion, resulting in a pre-tax loss on early extinguishment of debt totaling $122 million.

	Year Ended December 31,					Thereafter
	2017	2018	2019	2020	2021
	(Dollars in millions)
Future debt maturities	$3,696	$2,223	$3,985	$3,357	$3,881	$4,586